CONCENTRATIONS (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024	Mar. 31, 2025 USD ($)
CHINA
CONCENTRATIONS
Cash deposit with financial institutions (in Dollars)	$ 2,318,776		$ 3,826,068
HONG KONG
CONCENTRATIONS
Cash deposit with financial institutions (in Dollars)	0		828,208
UNITED STATES
CONCENTRATIONS
Cash deposit with financial institutions (in Dollars)	$ 0		$ 2,885,258
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
CONCENTRATIONS
Number of customers	1		1
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
CONCENTRATIONS
Concentration risk percentage	14.20%		10.10%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
CONCENTRATIONS
Concentration risk percentage			12.80%
Supplier Concentration Risk [Member] | Vendors Two [Member] | Accounts Payable [Member]
CONCENTRATIONS
Concentration risk percentage			10.50%
Supplier Concentration Risk [Member] | Vendor [Member] | Cost of Goods and Service Benchmark [Member]
CONCENTRATIONS
Number of vendors	1		2
Supplier Concentration Risk [Member] | Vendor [Member] | Accounts Payable [Member]
CONCENTRATIONS
Number of vendors	2
Supplier Concentration Risk [Member] | Vendor One [Member] | Cost of Goods and Service Benchmark [Member]
CONCENTRATIONS
Concentration risk percentage	11.20%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
CONCENTRATIONS
Concentration risk percentage	12.60%
Supplier Concentration Risk [Member] | No Vendor [Member] | Cost of Goods and Service Benchmark [Member]
CONCENTRATIONS
Concentration risk percentage		10.00%
Supplier Concentration Risk [Member] | Vendors Two [Member] | Accounts Payable [Member]
CONCENTRATIONS
Concentration risk percentage	11.00%